Components of Change in Other Assets and Liabilities Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Cash Flow, Supplemental
Other current and noncurrent assets	$ (2,354)	$ 2,439	$ 3,245
Accrued salaries, benefits and payroll taxes	7	(4,722)	(1,415)
Accrued insurance and other taxes	2,274	2,873	(739)
Accrued income taxes	(13,343)	6,139	10,890
Accrued pension, postretirement and postemployment benefits	(13,904)	(16,378)	(22,257)
Other current and noncurrent liabilities	3,836	(3,092)	(3,491)
Change in other assets and liabilities	$ (23,484)	$ (12,741)	$ (13,767)